DIRECTED SERVICES, INC.
1001 Jefferson Street, Wilmington, DE  19801
                                        Tel:  (800) 963-9539
                                        Fax:  (302) 576-3520



                                   May 20, 1998

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


    Re:       The Market Manager Series and the Fund For Life
              Series of The GCG Trust
              Filing of Prospectus and Statement of Additional Information pursuant to Rule 497(j) of the Securities Act of 1933, as amended
              File Nos. 33-23512 and 811-5629
              ------------------------------------------------


Ladies and Gentlemen:

     Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned on behalf of The GCG Trust (the "Trust"), hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) and certifies that for the prospectuses and statements of additional information the for Market Manager Series and the Fund For Life Series of The GCG Trust:

     (1) the form of the prospectuses and statements of additional information that would have been filed under Securities
         Act Rule 497(c) would not have differed from that contained in the Registrant's most recent amendment to its registration statement; and

     (2) the text of the Registrant's most recent amendment to its registration statement has been filed electronically.



                                   Sincerely,


                                   /s/ Marilyn Talman
                                   Marilyn Talman
                                   Vice President and
                                        Associate
                                        General Counsel